LONG TERM INVESTMENTS	12 Months Ended
Sep. 30, 2022
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

9.           LONG TERM INVESTMENTS

The Company owns 17.94% equity interest in Jilin Jinong Hi-tech Development Shares Co. Ltd. (“Jinong”) and accounted for the equity investment without readily determinable fair value (previously known as cost method investment) as of September 30, 2021 and 2022.

The Company recorded an impairment loss of RMB5.99 million, RMB5.96 million and RMB 2.9 million on its equity investment without readily determinable fair value for the years ended September 30, 2020, 2021 and 2022, respectively.